Baird Aggregate Bond Fund
Schedule of Investments, September 30, 2019 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$284,300,000	$285,388,334
1.875%, 03/31/2022	1,537,175,000	1,547,622,994
1.625%, 08/31/2022	118,150,000	118,251,536
2.500%, 05/15/2024	273,650,000	284,916,685
2.250%, 11/15/2025	475,675,000	493,308,420
2.000%, 11/15/2026	56,100,000	57,530,988
2.250%, 11/15/2027	258,450,000	270,352,835
3.125%, 11/15/2028	339,975,000	381,675,059
3.500%, 02/15/2039	364,980,900	457,195,605
2.875%, 05/15/2043	797,175,000	913,979,823
2.500%, 02/15/2045	656,675,000	706,592,557
Total U.S. Treasury Securities		5,516,814,836	24.6%

Other Government Related Securities
CNOOC Finance (2015) Australia Pty Ltd.,
2.625%, 05/05/2020 (1)	14,500,000	14,514,355
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	3,423,000	3,624,136
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	6,107,000	6,426,457
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	11,000,000	11,002,530
Industrial Bank of Korea,
2.000%, 04/23/2020 (1)(2)	7,000,000	6,993,652
Korea Development Bank,
2.250%, 05/18/2020 (1)	2,000,000	2,001,559
Korea Gas Corp.,
4.250%, 11/02/2020 (1)(2)	2,321,000	2,367,304
Nexen Energy ULC,
6.400%, 05/15/2037 (1)	7,567,000	10,616,822
Petroleos Mexicanos:
4.500%, 01/23/2026 (1)	2,500,000	2,414,975
6.490%, 01/23/2027 (1)(2)	4,150,000	4,328,865
6.625%, 06/15/2035	893,000	872,684
6.350%, 02/12/2048 (1)	8,500,000	7,810,735
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,617,288
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	15,000,000	15,009,286
3.250%, 04/28/2025 (1)(2)	10,000,000	10,323,443
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (1)(2)	13,450,000	14,048,941
Sinopec Group Overseas Development [2017] Ltd.:
2.250%, 09/13/2020 (1)(2)	9,125,000	9,114,869
3.000%, 04/12/2022 (1)(2)	15,000,000	15,174,254
Syngenta Finance NV,
4.441%, 04/24/2023 (1)(2)	10,000,000	10,450,144
Total Other Government Related Securities		148,712,299	0.7%

Corporate Bonds
Industrials
Abbott Laboratories:
4.750%, 11/30/2036	8,949,000	10,942,089
4.900%, 11/30/2046	4,700,000	6,063,188
AbbVie, Inc.:
2.500%, 05/14/2020	9,500,000	9,521,585
4.500%, 05/14/2035	9,000,000	9,644,639
4.300%, 05/14/2036	6,000,000	6,332,637
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	12,067,000	12,731,908
3.800%, 03/15/2025 (1)	16,425,000	17,199,093
4.550%, 03/15/2035 (1)	8,000,000	8,492,468
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	3,775,729
Alcon Finance Corp.,
3.800%, 09/23/2049 (2)	7,000,000	7,307,188
Allegion PLC,
3.500%, 10/01/2029 (1)	15,000,000	15,146,924
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	7,000,000	7,099,280
Allergan Finance LLC,
3.250%, 10/01/2022	17,863,000	18,244,732
Amgen, Inc.,
4.400%, 05/01/2045	12,300,000	13,900,040
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	10,292,076
Anglo American Capital PLC,
4.875%, 05/14/2025 (1)(2)	13,831,000	15,021,622
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	4,075,000	4,736,215
4.375%, 04/15/2038	7,000,000	7,838,330
5.450%, 01/23/2039	20,000,000	25,283,194
4.900%, 02/01/2046	32,000,000	38,183,263
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (1)(2)	8,900,000	9,115,554
4.500%, 06/20/2029 (1)(2)	8,000,000	8,447,127
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,722,104
ArcelorMittal:
6.250%, 02/25/2022 (1)	19,100,000	20,638,505
3.600%, 07/16/2024 (1)	10,000,000	10,101,835
6.125%, 06/01/2025 (1)	4,000,000	4,501,113
4.550%, 03/11/2026 (1)	9,000,000	9,416,730
4.250%, 07/16/2029 (1)	15,000,000	15,249,768
AT&T, Inc.:
3.950%, 01/15/2025	5,000,000	5,338,323
3.400%, 05/15/2025	23,200,000	24,205,597
3.600%, 07/15/2025	2,200,000	2,315,883
3.875%, 01/15/2026	7,000,000	7,422,102
4.125%, 02/17/2026	7,650,000	8,263,699
2.950%, 07/15/2026	6,250,000	6,323,888
3.800%, 02/15/2027	6,300,000	6,667,500
5.250%, 03/01/2037	10,000,000	11,769,145
4.900%, 08/15/2037	10,000,000	11,341,668
6.375%, 03/01/2041	11,764,000	15,145,294
4.800%, 06/15/2044	1,375,000	1,520,949
4.750%, 05/15/2046	5,000,000	5,544,831
5.150%, 11/15/2046	10,599,000	12,246,972
5.150%, 02/15/2050	27,500,000	32,225,567
Bayer US Finance II LLC:
5.500%, 08/15/2025 (2)	14,400,000	15,914,952
4.250%, 12/15/2025 (2)	14,440,000	15,427,055
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	10,000,000	9,999,919
Becton Dickinson and Co.:
2.675%, 12/15/2019	1,061,000	1,061,257
3.250%, 11/12/2020	7,000,000	7,072,137
3.363%, 06/06/2024	6,300,000	6,571,457
3.734%, 12/15/2024	4,000,000	4,232,466
4.875%, 05/15/2044	10,815,000	12,197,437
Bell Canada, Inc.,
4.464%, 04/01/2048 (1)	1,225,000	1,434,222
Boardwalk Pipelines LP:
4.950%, 12/15/2024	33,391,000	35,709,341
5.950%, 06/01/2026	22,721,000	25,463,781
4.450%, 07/15/2027	7,000,000	7,202,560
4.800%, 05/03/2029	10,000,000	10,620,253
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	6,000,000	6,019,659
Bristol-Myers Squibb Co.,
4.125%, 06/15/2039 (2)	9,150,000	10,368,980
Broadcom, Inc.:
3.625%, 10/15/2024 (2)	19,075,000	19,394,387
3.125%, 01/15/2025	12,000,000	11,915,854
4.250%, 04/15/2026 (2)	15,000,000	15,493,607
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	12,235,000	12,367,377
3.000%, 09/25/2022	15,000,000	15,174,235
3.250%, 08/15/2026	11,550,000	11,549,957
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,451,480
Campbell Soup Co.,
3.950%, 03/15/2025	10,325,000	10,945,869
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	1,268,159
Carlisle Cos, Inc.,
3.500%, 12/01/2024	5,000,000	5,190,200
Celanese US Holdings LLC,
3.500%, 05/08/2024	10,640,000	11,031,455
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,689,227
3.250%, 02/20/2023	6,175,000	6,392,460
4.000%, 08/15/2023	2,477,000	2,632,592
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (1)	12,000,000	12,255,120
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	21,315,000
5.150%, 03/15/2034	3,000,000	3,137,850
Charter Communications Operating LLC:
4.464%, 07/23/2022	13,773,000	14,500,503
4.908%, 07/23/2025	54,750,000	60,058,299
6.384%, 10/23/2035	5,800,000	7,022,845
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.003%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	25,000,000	25,058,204
Cigna Corp.:
4.125%, 11/15/2025	13,000,000	13,958,029
4.800%, 08/15/2038	5,000,000	5,603,748
CK Hutchison International Ltd.,
2.875%, 04/05/2022 (1)(2)	8,000,000	8,074,560
CNH Industrial Capital LLC,
4.200%, 01/15/2024	2,450,000	2,585,247
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	14,575,000	14,657,046
4.500%, 06/01/2025	6,199,000	6,681,208
5.800%, 06/01/2045	10,776,000	13,654,139
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	6,569,226
3.200%, 07/15/2036	6,000,000	6,138,464
3.969%, 11/01/2047	8,622,000	9,468,804
4.950%, 10/15/2058	10,000,000	12,709,564
CommonSpirit Health,
3.347%, 10/01/2029	8,200,000	8,290,709
Conagra Brands, Inc.:
4.950%, 08/15/2020	332,000	338,858
9.750%, 03/01/2021	4,548,000	4,956,605
7.125%, 10/01/2026	6,441,000	7,873,801
7.000%, 10/01/2028	4,300,000	5,407,629
5.300%, 11/01/2038	5,000,000	5,775,225
ConocoPhillips Co.,
3.058%, 05/15/2022 (3 Month LIBOR USD + 0.900%) (3)	8,425,000	8,525,081
Corning, Inc.,
4.375%, 11/15/2057	9,000,000	9,267,646
Cox Communications, Inc.:
3.850%, 02/01/2025 (2)	4,725,000	4,993,681
3.350%, 09/15/2026 (2)	4,450,000	4,596,186
4.800%, 02/01/2035 (2)	14,000,000	15,221,053
8.375%, 03/01/2039 (2)	19,011,000	28,141,772
CSX Corp.,
4.650%, 03/01/2068	9,000,000	10,342,739
CVS Health Corp.:
3.250%, 08/15/2029	8,000,000	8,036,711
4.780%, 03/25/2038	33,000,000	36,141,050
5.125%, 07/20/2045	10,000,000	11,334,610
5.050%, 03/25/2048	19,300,000	21,904,125
Daimler Finance North America LLC:
3.400%, 02/22/2022 (2)	6,550,000	6,700,733
2.550%, 08/15/2022 (2)	30,000,000	30,113,473
Danone SA,
2.589%, 11/02/2023 (1)(2)	19,600,000	19,868,851
Dell Technologies, Inc.,
4.000%, 07/15/2024 (2)	27,450,000	28,708,917
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	5,661,000	8,358,882
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	50,575,000	52,148,276
5.450%, 06/15/2023 (2)	15,043,000	16,370,973
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,325,313
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	10,000,000	11,051,134
5.319%, 11/15/2038	29,000,000	35,396,434
DXC Technology Co.:
3.082%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	6,153,000	6,149,448
4.250%, 04/15/2024	49,525,000	51,951,376
4.750%, 04/15/2027	24,583,000	25,712,073
Elanco Animal Health, Inc.,
4.272%, 08/28/2023	10,000,000	10,497,801
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	5,096,489
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	6,426,620
7.375%, 10/15/2045	20,000,000	29,613,120
Encana Corp.,
3.900%, 11/15/2021 (1)	20,000,000	20,488,909
Energy Transfer Operating LP:
5.800%, 06/15/2038	11,347,000	12,985,516
6.000%, 06/15/2048	10,000,000	11,814,454
Energy Transfer Partners LP:
4.150%, 10/01/2020	10,000,000	10,149,063
4.050%, 03/15/2025	26,585,000	27,816,491
6.050%, 06/01/2041	1,968,000	2,249,980
6.500%, 02/01/2042	5,621,000	6,742,284
Eni SpA,
4.250%, 05/09/2029 (1)(2)	18,250,000	20,025,637
Enterprise Products Operating LLC:
3.700%, 02/15/2026	8,350,000	8,875,080
5.750%, 03/01/2035	4,930,000	5,893,125
EQT Midstream Partners LP:
4.750%, 07/15/2023	10,405,000	10,437,100
4.000%, 08/01/2024	3,000,000	2,907,662
4.125%, 12/01/2026	10,000,000	9,300,727
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	4,000,000	4,000,252
3.300%, 12/01/2026 (2)	20,225,000	20,902,721
Express Scripts Holding Co.:
3.300%, 02/25/2021	2,350,000	2,380,962
4.750%, 11/15/2021	5,000,000	5,254,661
3.900%, 02/15/2022	10,000,000	10,372,317
3.050%, 11/30/2022	10,000,000	10,215,981
3.000%, 07/15/2023	5,512,000	5,624,589
3.500%, 06/15/2024	9,000,000	9,398,438
FedEx Corp.,
4.950%, 10/17/2048	15,000,000	16,639,647
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	11,000,000	11,786,434
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	5,577,000	5,651,359
3.500%, 04/15/2023	12,188,000	12,712,233
3.875%, 06/05/2024	582,000	619,679
4.500%, 08/15/2046	17,040,000	19,753,816
4.750%, 05/15/2048	15,000,000	18,194,958
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	10,026,652
3.500%, 10/01/2022	5,410,000	5,619,209
3.200%, 07/01/2026	11,650,000	12,056,530
4.200%, 10/01/2028	5,000,000	5,531,003
4.400%, 07/01/2049	3,500,000	3,905,365
FMC Corp.:
4.100%, 02/01/2024	46,920,000	49,004,882
3.200%, 10/01/2026	5,000,000	5,046,280
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	5,045,919
4.375%, 05/10/2043 (1)	1,874,000	2,128,581
Ford Motor Credit Co. LLC:
2.597%, 11/04/2019	10,000,000	9,999,552
3.200%, 01/15/2021	25,000,000	25,033,425
3.336%, 03/18/2021	7,500,000	7,535,031
3.339%, 03/28/2022	5,000,000	5,006,579
2.979%, 08/03/2022	34,690,000	34,404,600
3.664%, 09/08/2024	5,565,000	5,481,265
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	24,000,000	25,214,109
Fortive Corp.,
2.350%, 06/15/2021	5,125,000	5,132,576
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029	15,000,000	14,897,551
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	14,530,000	15,649,912
Fresenius Medical Care US Finance III, Inc.,
3.750%, 06/15/2029 (2)	14,200,000	14,283,415
General Electric Co.:
2.200%, 01/09/2020	1,432,000	1,430,289
5.550%, 05/04/2020	1,585,000	1,607,791
4.650%, 10/17/2021	1,534,000	1,595,706
3.150%, 09/07/2022	11,538,000	11,711,814
3.100%, 01/09/2023	2,850,000	2,887,673
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	6,800,000	6,799,998
2.650%, 04/13/2020	3,500,000	3,504,627
2.450%, 11/06/2020	9,000,000	8,995,646
4.200%, 03/01/2021	30,000,000	30,646,009
4.375%, 09/25/2021	2,675,000	2,763,614
3.450%, 01/14/2022	5,000,000	5,095,371
3.150%, 06/30/2022	6,000,000	6,069,225
5.100%, 01/17/2024	12,000,000	12,896,127
Georgia-Pacific LLC,
2.539%, 11/15/2019 (2)	19,125,000	19,128,273
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	5,453,415
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	13,691,000	14,327,874
4.625%, 04/29/2024 (2)	30,620,000	32,717,776
4.000%, 04/16/2025 (2)	4,450,000	4,629,497
4.000%, 03/27/2027 (2)	25,550,000	26,262,303
3.875%, 10/27/2027 (2)	2,000,000	2,036,200
4.875%, 03/12/2029 (2)	11,000,000	11,886,396
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	17,505,000	18,194,340
3.875%, 06/27/2024 (1)(2)	18,220,000	18,914,987
4.875%, 06/27/2044 (1)(2)	7,400,000	8,001,652
4.700%, 11/10/2047 (1)(2)	25,000,000	26,458,250
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,721,507
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	5,000,000	5,411,908
Halliburton Co.,
3.800%, 11/15/2025	9,000,000	9,533,009
Harris Corp.:
2.700%, 04/27/2020	4,000,000	4,008,007
3.832%, 04/27/2025	5,000,000	5,339,781
HCA, Inc.,
5.250%, 04/15/2025	30,686,000	34,130,072
Hewlett Packard Enterprise Co.:
2.100%, 10/04/2019 (2)	11,000,000	10,999,857
3.600%, 10/15/2020	10,000,000	10,128,776
4.400%, 10/15/2022	15,150,000	16,048,288
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (1)(2)	1,232,000	1,241,741
Hubbell, Inc.,
3.150%, 08/15/2027	11,700,000	11,830,084
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	20,000,000	21,005,511
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024 (1)(2)	7,850,000	8,212,578
Hyundai Capital America:
2.750%, 09/18/2020 (2)	6,000,000	6,011,715
3.000%, 03/18/2021 (2)	15,000,000	15,095,711
3.750%, 07/08/2021 (2)	12,950,000	13,212,622
3.950%, 02/01/2022 (2)	17,222,000	17,697,984
3.100%, 04/05/2022 (2)	21,255,000	21,434,183
3.000%, 06/20/2022 (2)	6,222,000	6,269,148
3.400%, 06/20/2024 (2)	19,025,000	19,369,391
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	5,150,000	5,151,964
Ingersoll-Rand Luxembourg Finance SA:
2.625%, 05/01/2020 (1)	2,650,000	2,654,828
4.500%, 03/21/2049 (1)	10,000,000	11,421,876
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	12,912,427
JM Smucker Co.,
3.500%, 03/15/2025	5,000,000	5,249,525
Johnson Controls International PLC:
6.000%, 01/15/2036 (1)	892,000	1,095,778
4.500%, 02/15/2047 (1)	4,400,000	4,850,534
4.950%, 07/02/2064 (1)(7)	1,713,000	1,806,494
Kansas City Southern,
4.700%, 05/01/2048	10,075,000	12,032,636
Keysight Technologies, Inc.:
3.300%, 10/30/2019	16,500,000	16,503,088
4.600%, 04/06/2027	37,450,000	41,210,878
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024	10,000,000	10,688,354
6.950%, 01/15/2038	14,008,000	18,286,276
6.500%, 09/01/2039	5,359,000	6,780,275
7.500%, 11/15/2040	6,617,000	9,009,434
Kinder Morgan, Inc.:
5.000%, 02/15/2021 (2)	4,155,000	4,291,731
5.625%, 11/15/2023 (2)	5,017,000	5,567,605
8.050%, 10/15/2030	3,670,000	4,843,395
7.800%, 08/01/2031	14,995,000	20,351,458
7.750%, 01/15/2032	26,569,000	36,579,233
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	4,000,000	4,006,905
3.000%, 06/01/2026	10,000,000	9,893,856
5.000%, 07/15/2035	14,740,000	15,717,463
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,448,834
Lafarge SA,
7.125%, 07/15/2036 (1)	893,000	1,164,975
Lennar Corp.,
4.125%, 01/15/2022	496,000	507,780
Lennox International, Inc.,
3.000%, 11/15/2023	5,930,000	5,968,175
Lockheed Martin Corp.,
3.100%, 01/15/2023	5,000,000	5,154,820
Magellan Midstream Partners LP:
3.200%, 03/15/2025	5,000,000	5,119,297
3.950%, 03/01/2050	5,100,000	5,173,594
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	10,944,497
3.625%, 09/15/2024	1,600,000	1,675,528
4.750%, 09/15/2044	1,500,000	1,612,060
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	1,073,330
Masco Corp.,
4.450%, 04/01/2025	5,000,000	5,415,488
Medtronic, Inc.,
3.150%, 03/15/2022	1,562,000	1,610,068
Microchip Technology, Inc.:
3.922%, 06/01/2021	19,981,000	20,408,115
4.333%, 06/01/2023	16,455,000	17,280,655
Microsoft Corp.,
3.950%, 08/08/2056	12,000,000	14,212,810
Molex Electronic Technologies LLC:
2.878%, 04/15/2020 (2)	23,093,000	23,130,267
3.900%, 04/15/2025 (2)	9,365,000	9,774,840
Mosaic Co.:
4.250%, 11/15/2023	36,878,000	39,075,437
5.450%, 11/15/2033	2,000,000	2,264,546
4.875%, 11/15/2041	5,000,000	4,938,758
MPLX LP:
4.500%, 07/15/2023	18,255,000	19,446,881
4.875%, 12/01/2024	12,165,000	13,353,892
5.250%, 01/15/2025 (2)	9,276,000	9,791,377
4.875%, 06/01/2025	12,500,000	13,751,276
4.125%, 03/01/2027	11,700,000	12,338,573
4.500%, 04/15/2038	5,725,000	5,934,340
Mylan NV:
3.150%, 06/15/2021 (1)	5,000,000	5,063,329
3.950%, 06/15/2026 (1)	29,400,000	30,379,403
Mylan, Inc.,
4.550%, 04/15/2028	10,000,000	10,613,787
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	15,441,000
Nutrien Ltd.:
3.375%, 03/15/2025 (1)	5,125,000	5,309,773
4.200%, 04/01/2029 (1)	7,000,000	7,710,541
nVent Finance Sarl,
4.550%, 04/15/2028 (1)	23,725,000	24,777,644
Occidental Petroleum Corp.:
3.200%, 08/15/2026	11,000,000	11,098,495
7.500%, 05/01/2031	7,170,000	9,390,466
ONEOK Partners LP,
5.000%, 09/15/2023	1,200,000	1,299,085
ONEOK, Inc.,
7.500%, 09/01/2023	5,000,000	5,850,230
Orange SA,
9.000%, 03/01/2031 (1)	29,044,000	45,232,090
Pactiv LLC,
7.950%, 12/15/2025	286,000	311,740
Penske Truck Leasing Co.,
2.700%, 11/01/2024 (2)	5,275,000	5,286,100
PerkinElmer, Inc.,
3.300%, 09/15/2029	24,200,000	24,191,933
Pernod Ricard SA:
4.450%, 01/15/2022 (1)(2)	331,000	347,249
4.250%, 07/15/2022 (1)(2)	20,527,000	21,609,141
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 (1)	4,875,000	5,038,845
Pfizer, Inc.,
5.800%, 08/12/2023	3,938,000	4,465,605
Phillips 66:
5.875%, 05/01/2042	6,000,000	7,912,350
4.875%, 11/15/2044	21,130,000	25,101,921
Phillips 66 Partners LP:
3.605%, 02/15/2025	3,000,000	3,134,198
3.550%, 10/01/2026	7,000,000	7,218,613
3.150%, 12/15/2029	12,000,000	11,825,596
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029	10,000,000	9,775,331
POSCO,
4.250%, 10/28/2020 (1)(2)	975,000	994,217
Qualcomm, Inc.,
2.250%, 05/20/2020	3,600,000	3,601,501
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,577,502
RELX Capital, Inc.,
4.000%, 03/18/2029	10,500,000	11,460,457
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	582,702
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,785,000	1,809,544
Rockwell Collins, Inc.,
4.350%, 04/15/2047	9,175,000	10,718,700
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	17,500,000	19,649,662
5.875%, 06/30/2026	60,000,000	68,747,933
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(8)	4,463,000	3,344,572
Seagate HDD Cayman,
4.750%, 06/01/2023 (1)	7,500,000	7,844,895
Shell International Finance BV:
3.250%, 05/11/2025 (1)	5,725,000	6,056,899
4.125%, 05/11/2035 (1)	10,000,000	11,556,631
Sherwin-Williams Co.,
4.500%, 06/01/2047	4,000,000	4,482,480
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	26,223,000	26,733,031
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,700,851
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	6,000,000	5,942,569
3.350%, 02/01/2022 (2)	30,802,000	30,893,837
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	10,000,000	10,187,500
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	61,307,000	65,883,244
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	7,613,277
Stryker Corp.,
2.625%, 03/15/2021	6,225,000	6,271,120
Sunoco Logistics Partners Operations LP:
3.900%, 07/15/2026	12,000,000	12,439,318
5.400%, 10/01/2047	7,425,000	8,101,470
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	16,500,000	16,546,489
Sysco Corp.,
3.300%, 07/15/2026	11,550,000	12,031,668
TC PipeLines LP:
4.375%, 03/13/2025	31,115,000	33,080,641
3.900%, 05/25/2027	10,327,000	10,766,582
Telecom Italia Capital SA,
7.200%, 07/18/2036 (1)	5,475,000	6,378,430
Telefonica Emisiones SA:
5.462%, 02/16/2021 (1)	8,830,000	9,217,492
4.665%, 03/06/2038 (1)	4,000,000	4,387,694
5.213%, 03/08/2047 (1)	7,225,000	8,404,188
5.520%, 03/01/2049 (1)	10,375,000	12,630,640
Telefonica Emisiones SAU,
4.895%, 03/06/2048 (1)	12,550,000	14,009,300
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	20,187,500
3.150%, 10/01/2026 (1)	15,000,000	10,498,500
Thermo Fisher Scientific, Inc.,
3.000%, 04/15/2023	7,975,000	8,206,868
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,072,056
6.750%, 06/15/2039	2,767,000	3,382,475
Timken Co.:
3.875%, 09/01/2024	6,255,000	6,506,840
4.500%, 12/15/2028	6,550,000	7,025,792
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	4,389,796
4.600%, 03/15/2048	5,150,000	5,702,665
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	5,288,302
3.900%, 02/01/2045 (2)	10,250,000	11,128,802
4.600%, 02/01/2049 (2)	8,325,000	10,245,249
Tyson Foods, Inc.,
5.100%, 09/23/2048	10,000,000	12,149,077
Valaris PLC,
5.200%, 03/15/2025 (1)	4,000,000	2,190,000
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	7,000,000	8,067,500
8.250%, 01/17/2034 (1)	8,526,000	11,648,647
6.875%, 11/21/2036 (1)	3,483,000	4,412,961
6.875%, 11/10/2039 (1)	16,643,000	21,199,188
Valero Energy Corp.:
4.000%, 04/01/2029	15,475,000	16,457,710
6.625%, 06/15/2037	2,100,000	2,717,327
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	10,859,600
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,325,000	8,772,037
Verizon Communications, Inc.:
4.329%, 09/21/2028	3,077,000	3,488,619
4.500%, 08/10/2033	16,325,000	18,955,622
4.272%, 01/15/2036	8,148,000	9,161,983
5.250%, 03/16/2037	28,793,000	35,647,521
4.812%, 03/15/2039	36,839,000	44,153,517
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	4,255,490
5.000%, 05/30/2038 (1)	6,800,000	7,770,570
4.375%, 02/19/2043 (1)	15,554,000	16,067,990
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	8,845,000	9,141,046
4.250%, 11/13/2023 (2)	17,350,000	18,484,775
2.850%, 09/26/2024 (2)	14,000,000	14,072,595
Vulcan Materials Co.,
4.700%, 03/01/2048	3,446,000	3,777,742
Wabtec Corp.:
4.375%, 08/15/2023	2,678,000	2,813,381
4.400%, 03/15/2024	7,825,000	8,333,842
3.450%, 11/15/2026	19,315,000	19,520,254
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,531,405
3.800%, 11/18/2024	5,934,000	6,257,899
4.500%, 11/18/2034	4,750,000	5,064,188
4.800%, 11/18/2044	8,520,000	8,997,696
Walt Disney Co.,
7.300%, 04/30/2028 (2)	6,350,000	8,549,973
Waste Management, Inc.,
3.450%, 06/15/2029	5,000,000	5,399,632
Western Gas Partners LP:
4.000%, 07/01/2022	10,463,000	10,589,426
3.950%, 06/01/2025	8,000,000	7,732,808
WestRock MWV LLC:
9.750%, 06/15/2020	143,000	149,904
8.200%, 01/15/2030	7,963,000	10,901,298
Williams Companies, Inc.:
3.700%, 01/15/2023	3,690,000	3,815,949
4.550%, 06/24/2024	5,000,000	5,381,530
8.750%, 03/15/2032	4,000,000	5,762,366
Williams Partners LP:
3.600%, 03/15/2022	10,176,000	10,452,589
4.500%, 11/15/2023	7,310,000	7,822,736
3.900%, 01/15/2025	3,160,000	3,309,392
6.300%, 04/15/2040	2,767,000	3,389,646
4.850%, 03/01/2048	7,000,000	7,489,236
Woodside Finance Ltd.:
3.650%, 03/05/2025 (1)(2)	12,300,000	12,677,251
4.500%, 03/04/2029 (1)(2)	10,000,000	10,898,154
WRKCo, Inc.,
3.000%, 09/15/2024	14,895,000	15,173,159
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	13,965,000	14,268,490
Zimmer Biomet Holdings, Inc.,
5.750%, 11/30/2039	9,850,000	11,828,766
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,683,463
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,211,488
3.250%, 02/01/2023	34,200,000	35,104,441
4.700%, 02/01/2043	3,568,000	4,273,614
Total Industrials		4,577,049,241	20.4%

Utilities
Ameren Corp.,
2.700%, 11/15/2020	10,000,000	10,052,300
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	5,000,000	5,211,110
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	5,003,687
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)	15,000,000	15,055,729
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	10,064,554
Edison International,
2.950%, 03/15/2023	5,000,000	4,999,996
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	19,802,545
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,000,000	7,092,537
3.625%, 05/25/2027 (1)(2)	22,790,000	23,647,992
3.500%, 04/06/2028 (1)(2)	8,000,000	8,191,699
6.800%, 09/15/2037 (1)(2)	4,565,000	6,074,370
4.750%, 05/25/2047 (1)(2)	34,392,000	38,895,613
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	13,277,232
Evergy, Inc.,
2.450%, 09/15/2024	6,675,000	6,669,847
Exelon Corp.,
4.950%, 06/15/2035	3,500,000	4,096,742
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	4,909,000	5,076,299
National Rural Utilities Cooperative Finance Corp.:
2.000%, 01/27/2020	2,000,000	1,999,205
8.000%, 03/01/2032	4,659,000	6,948,143
NiSource, Inc.,
3.950%, 03/30/2048	11,750,000	12,431,514
PSEG Power LLC,
5.125%, 04/15/2020	3,575,000	3,629,229
RGS I&M Funding Corp.,
9.820%, 12/07/2022	713,509	778,382
Southern Co.,
4.250%, 07/01/2036	5,525,000	5,981,582
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	1,785,000	1,853,447
Total Utilities		216,833,754	1.0%

Financials
ABN AMRO Bank NV:
2.450%, 06/04/2020 (1)(2)	9,000,000	9,010,350
7.750%, 05/15/2023 (1)(2)	7,200,000	8,354,696
4.750%, 07/28/2025 (1)(2)	57,816,000	62,209,175
4.800%, 04/18/2026 (1)(2)	9,000,000	9,741,276
AerCap Holdings N.V.:
4.875%, 01/16/2024 (1)	20,000,000	21,596,723
2.875%, 08/14/2024 (1)	20,000,000	20,019,366
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	6,000,000	6,187,978
Air Lease Corp.,
4.250%, 02/01/2024	8,550,000	9,053,325
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	11,380,467
4.875%, 06/01/2022	17,698,000	18,913,995
4.125%, 02/15/2024	893,000	955,378
3.875%, 01/15/2035	4,875,000	5,117,076
6.820%, 11/15/2037	1,410,000	1,874,424
8.175%, 05/15/2058 (3 Month LIBOR USD + 4.195%) (3)	893,000	1,181,626
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	265,441
Anthem, Inc.:
2.375%, 01/15/2025	6,000,000	5,977,373
5.100%, 01/15/2044	1,584,000	1,844,913
4.375%, 12/01/2047	8,650,000	9,337,394
ANZ New Zealand (Int'l) Ltd.:
2.850%, 08/06/2020 (1)(2)	15,350,000	15,457,658
2.750%, 02/03/2021 (1)(2)	3,000,000	3,021,526
3.400%, 03/19/2024 (1)(2)	2,000,000	2,088,535
Aon PLC:
4.000%, 11/27/2023 (1)	6,150,000	6,541,827
3.875%, 12/15/2025 (1)	9,126,000	9,809,727
4.450%, 05/24/2043 (1)	1,274,000	1,387,476
ASB Bank Ltd.,
3.750%, 06/14/2023 (1)(2)	10,000,000	10,503,110
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	44,423,000	47,370,021
Banco Santander SA:
3.500%, 04/11/2022 (1)	13,000,000	13,341,088
5.179%, 11/19/2025 (1)	14,000,000	15,445,912
4.379%, 04/12/2028 (1)	13,400,000	14,658,260
Bank of America Corp.:
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	29,000,000	29,045,750
3.300%, 01/11/2023	7,000,000	7,232,175
4.125%, 01/22/2024	15,000,000	16,144,336
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	16,000,000	16,673,678
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	15,000,000	15,432,907
3.500%, 04/19/2026	9,000,000	9,555,074
3.248%, 10/21/2027	6,000,000	6,236,586
7.750%, 05/14/2038	1,138,000	1,734,494
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	10,000,000	10,143,962
4.500%, 12/16/2025 (1)	8,500,000	9,245,726
Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (1)(2)	2,911,000	3,104,909
3.750%, 03/10/2024 (1)(2)	2,800,000	2,974,285
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022 (1)(2)	5,000,000	5,065,735
3.750%, 07/20/2023 (1)(2)	34,100,000	35,885,104
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	12,770,000	14,282,433
Barclays PLC:
3.250%, 01/12/2021 (1)	12,175,000	12,263,196
3.684%, 01/10/2023 (1)	25,475,000	25,907,434
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,384,477
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	13,000,000	13,587,173
3.650%, 03/16/2025 (1)	8,100,000	8,289,540
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	16,700,000	17,260,693
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	5,017,672
BBVA USA,
2.875%, 06/29/2022	8,000,000	8,107,897
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	15,043,782
BNP Paribas SA:
2.375%, 05/21/2020 (1)	10,000,000	10,029,835
3.500%, 03/01/2023 (1)(2)	8,570,000	8,845,460
3.375%, 01/09/2025 (1)(2)	8,350,000	8,622,568
BNZ International Funding Ltd.:
2.400%, 02/21/2020 (1)(2)	7,000,000	7,007,976
2.750%, 03/02/2021 (1)(2)	14,000,000	14,103,723
2.650%, 11/03/2022 (1)(2)	20,350,000	20,566,296
3.375%, 03/01/2023 (1)(2)	20,000,000	20,666,255
BPCE SA:
5.700%, 10/22/2023 (1)(2)	22,955,000	25,265,926
4.000%, 04/15/2024 (1)	2,500,000	2,690,480
5.150%, 07/21/2024 (1)(2)	38,285,000	41,922,309
4.500%, 03/15/2025 (1)(2)	21,000,000	22,310,750
Brown & Brown, Inc.,
4.500%, 03/15/2029	23,825,000	25,950,370
Canadian Imperial Bank of Commerce,
3.100%, 04/02/2024 (1)	37,700,000	38,851,960
Capital One Financial Corp.:
3.200%, 01/30/2023	6,550,000	6,722,038
3.900%, 01/29/2024	4,550,000	4,807,087
Capital One NA,
3.375%, 02/15/2023	45,962,000	47,362,836
Citigroup, Inc.:
2.350%, 08/02/2021	9,000,000	9,037,387
2.750%, 04/25/2022	8,675,000	8,804,127
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	12,200,000	12,422,286
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	20,350,000	20,609,267
3.568%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	7,000,000	7,120,069
4.044%, 06/01/2024 (3 Month LIBOR USD + 1.023%) (3)	22,600,000	23,879,858
3.750%, 06/16/2024	1,000,000	1,060,849
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	5,650,000	5,854,022
3.700%, 01/12/2026	4,500,000	4,778,656
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	7,600,000	8,140,796
Citizens Bank NA,
2.450%, 12/04/2019	19,300,000	19,302,434
Citizens Financial Group, Inc.,
2.850%, 07/27/2026	10,000,000	10,101,080
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	7,646,146
7.250%, 11/15/2023	4,000,000	4,700,103
4.500%, 03/01/2026	14,000,000	15,285,260
3.450%, 08/15/2027	9,550,000	9,897,907
3.900%, 05/01/2029	8,000,000	8,643,432
Comerica Bank:
2.500%, 06/02/2020	29,000,000	29,076,479
4.000%, 07/27/2025	10,000,000	10,773,323
Commonwealth Bank of Australia:
4.500%, 12/09/2025 (1)(2)	10,000,000	10,797,646
3.743%, 09/12/2039 (1)(2)	23,500,000	23,411,007
Compass Bank,
3.875%, 04/10/2025	36,235,000	37,732,260
Cooperatieve Rabobank UA:
4.625%, 12/01/2023 (1)	14,630,000	15,705,030
4.375%, 08/04/2025 (1)	20,397,000	22,027,966
3.750%, 07/21/2026 (1)	12,000,000	12,448,618
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	10,180,000	10,407,275
3.750%, 04/24/2023 (1)(2)	5,000,000	5,225,671
4.375%, 03/17/2025 (1)(2)	4,204,000	4,458,841
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%) (1)(2)(3)	8,000,000	8,273,520
Credit Suisse AG:
5.400%, 01/14/2020 (1)	5,000,000	5,044,229
3.625%, 09/09/2024 (1)	4,325,000	4,565,905
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	17,000,000	17,383,383
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	8,325,000	8,766,418
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(3)	11,300,000	11,188,148
4.282%, 01/09/2028 (1)(2)	8,900,000	9,558,331
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	11,000,000	11,570,210
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	15,195,690
4.550%, 04/17/2026 (1)	2,000,000	2,196,060
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	7,302,839
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	12,000,000	12,191,180
Deutsche Bank AG:
2.700%, 07/13/2020 (1)	5,300,000	5,289,151
2.950%, 08/20/2020 (1)	575,000	574,768
3.125%, 01/13/2021 (1)	1,625,000	1,627,964
3.150%, 01/22/2021 (1)	3,000,000	2,997,915
4.250%, 10/14/2021 (1)	36,125,000	36,698,348
5.000%, 02/14/2022 (1)	10,000,000	10,362,770
3.300%, 11/16/2022 (1)	22,175,000	22,041,626
3.700%, 05/30/2024 (1)	10,000,000	10,015,452
Discover Bank:
3.350%, 02/06/2023	8,600,000	8,864,915
4.200%, 08/08/2023	20,000,000	21,261,609
3.450%, 07/27/2026	12,000,000	12,373,807
Discover Financial Services:
3.950%, 11/06/2024	10,000,000	10,611,186
4.100%, 02/09/2027	9,150,000	9,736,277
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	6,037,360
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,398,711
First Tennessee Bank NA,
2.950%, 12/01/2019	5,612,000	5,613,787
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	4,919,427
Five Corners Funding Trust,
4.419%, 11/15/2023 (2)	11,330,000	12,248,354
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	2,157,677
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	12,638,000	12,607,512
Globe Life, Inc.,
4.550%, 09/15/2028	5,000,000	5,580,910
Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	2,700,000	2,700,326
2.350%, 11/15/2021	6,175,000	6,181,484
3.000%, 04/26/2022	20,000,000	20,217,400
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	12,000,000	12,155,176
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	8,000,000	8,107,454
3.717%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	5,149,996
3.850%, 07/08/2024	3,000,000	3,175,747
3.500%, 01/23/2025	3,000,000	3,127,369
3.750%, 05/22/2025	5,000,000	5,291,188
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	15,000,000	15,483,283
4.006%, 10/28/2027 (3 Month LIBOR USD + 1.750%) (3)	10,000,000	10,309,806
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	6,775,000	7,106,394
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	10,000,000	10,915,900
6.345%, 02/15/2034	1,053,000	1,352,291
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	6,950,000	7,252,358
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	2,000,000	2,534,415
4.850%, 01/24/2077 (2)	22,227,000	28,119,741
Harborwalk Funding Trust,
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%) (2)(3)	23,170,000	27,949,971
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049	7,000,000	7,044,375
Highmark, Inc.,
4.750%, 05/15/2021 (2)	4,378,000	4,495,102
HSBC Bank PLC,
7.650%, 05/01/2025 (1)	2,525,000	3,031,545
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	6,069,043
HSBC Holdings PLC:
2.650%, 01/05/2022 (1)	4,000,000	4,028,585
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	17,600,000	17,916,650
3.600%, 05/25/2023 (1)	2,275,000	2,367,172
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	6,000,000	6,279,308
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	26,550,000	27,665,938
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%) (1)(3)	7,450,000	7,988,732
4.375%, 11/23/2026 (1)	10,000,000	10,698,042
3.970%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	2,000,000	2,135,383
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	3,003,997
5.000%, 09/27/2020	3,716,000	3,818,468
9.125%, 05/15/2021	625,000	686,741
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	7,600,000	7,702,274
2.300%, 01/14/2022	26,450,000	26,593,252
ING Bank NV:
2.500%, 10/01/2019 (1)(2)	3,500,000	3,500,000
2.450%, 03/16/2020 (1)(2)	9,225,000	9,242,470
5.800%, 09/25/2023 (1)(2)	67,525,000	74,928,707
Invesco Finance PLC:
3.125%, 11/30/2022 (1)	5,902,000	6,046,025
3.750%, 01/15/2026 (1)	4,900,000	5,223,027
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	24,411,302
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	3,793,668
4.850%, 01/15/2027	4,600,000	4,879,423
4.150%, 01/23/2030	10,000,000	9,999,967
6.250%, 01/15/2036	1,390,000	1,601,801
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	13,339,000	15,656,186
JPMorgan Chase & Co.:
4.250%, 10/15/2020	886,000	906,593
2.550%, 03/01/2021	7,000,000	7,039,292
2.295%, 08/15/2021	18,000,000	18,030,128
3.513%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	15,000,000	15,237,828
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,000,000	15,642,057
3.125%, 01/23/2025	14,000,000	14,496,430
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	10,000,000	9,962,187
5.600%, 07/15/2041	4,106,000	5,575,196
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	20,000,000	19,993,200
KeyBank NA:
2.250%, 03/16/2020	5,000,000	5,003,753
3.400%, 05/20/2026	18,965,000	19,768,204
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	591,000	626,643
4.569%, 02/01/2029 (2)	2,087,000	2,328,652
3.951%, 10/15/2050 (2)	2,231,000	2,230,955
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	694,962
Life Storage LP,
3.500%, 07/01/2026	6,819,000	7,000,940
Lincoln National Corp.:
3.050%, 01/15/2030	24,650,000	24,616,638
4.006%, 04/20/2067 (3 Month LIBOR USD + 2.040%) (3)	1,004,000	798,180
Lloyds Bank PLC:
5.800%, 01/13/2020 (1)(2)	1,428,000	1,442,252
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	18,669,000	18,705,064
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	10,000,000	10,204,390
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	17,000,000	17,009,053
4.875%, 06/10/2025 (1)(2)	17,600,000	18,936,064
Macquarie Group Ltd.:
3.547%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	29,067,000	29,625,738
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	24,000,000	25,320,337
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,850,437
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	11,031,501
5.375%, 03/04/2046 (1)	5,150,000	6,766,127
Marsh & McLennan Companies, Inc.:
5.875%, 08/01/2033	4,700,000	6,110,835
4.350%, 01/30/2047	3,450,000	3,973,606
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (2)	8,124,000	13,826,381
4.500%, 04/15/2065 (2)	3,000,000	3,498,941
4.900%, 04/01/2077 (2)	11,175,000	14,003,734
MBIA Insurance Corp.,
13.261%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(8)	714,000	504,263
MetLife, Inc.:
6.500%, 12/15/2032	466,000	650,323
4.875%, 11/13/2043	3,375,000	4,186,214
4.050%, 03/01/2045	12,375,000	13,835,296
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	8,738,000	8,822,110
2.190%, 09/13/2021 (1)	12,400,000	12,382,614
2.665%, 07/25/2022 (1)	9,000,000	9,092,955
3.455%, 03/02/2023 (1)	10,650,000	11,032,333
2.801%, 07/18/2024 (1)	10,000,000	10,174,447
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	13,000,000	13,055,430
2.953%, 02/28/2022 (1)	12,575,000	12,755,026
2.601%, 09/11/2022 (1)	13,000,000	13,096,664
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	5,000,000	5,262,146
2.555%, 09/13/2025 (3 Month LIBOR USD + 1.100%) (1)(3)	20,000,000	19,945,086
Morgan Stanley:
2.650%, 01/27/2020	4,200,000	4,206,313
2.800%, 06/16/2020	5,000,000	5,025,259
2.500%, 04/21/2021	8,000,000	8,053,639
2.750%, 05/19/2022	20,000,000	20,290,392
3.683%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	8,000,000	8,144,160
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	6,455,000	6,741,334
3.875%, 04/29/2024	1,650,000	1,755,319
3.700%, 10/23/2024	4,000,000	4,235,483
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	12,000,000	12,650,096
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%) (3)	1,000,000	1,068,778
National Australia Bank Ltd.:
2.500%, 07/12/2026 (1)	7,875,000	7,945,017
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%) (1)(2)(3)	10,000,000	10,265,872
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	20,000,000	20,537,182
4.000%, 09/14/2026 (1)(2)	35,507,000	36,373,049
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	20,000,000	21,410,303
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%) (1)(2)(3)	10,125,000	10,573,985
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	7,000,000	6,975,936
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	16,905,000	17,516,863
Nationwide Mutual Insurance Co.,
9.375%, 08/15/2039 (2)	9,000,000	15,552,459
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	12,026,000	17,891,009
4.450%, 05/15/2069 (2)	10,000,000	11,747,062
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	1,667,000	1,700,295
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	15,793,000	16,509,076
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	12,295,000	12,951,226
People's United Bank NA,
4.000%, 07/15/2024	11,400,000	11,932,457
Pine Street Trust I,
4.572%, 02/15/2029 (2)	7,825,000	8,368,765
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	2,941,565
Pricoa Global Funding I,
2.550%, 11/24/2020 (2)	14,000,000	14,082,191
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,914,809
3.125%, 05/15/2023	4,667,000	4,817,372
3.400%, 05/15/2025	16,000,000	16,745,927
4.300%, 11/15/2046	2,325,000	2,648,468
Principal Life Global Funding II:
2.200%, 04/08/2020 (2)	4,000,000	4,004,705
3.000%, 04/18/2026 (2)	13,400,000	13,835,931
Protective Life Corp.:
7.375%, 10/15/2019	7,096,000	7,108,893
4.300%, 09/30/2028 (2)	10,000,000	10,926,887
8.450%, 10/15/2039	2,650,000	4,206,552
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	8,000,000	8,048,115
Prudential Financial, Inc.:
3.878%, 03/27/2028	11,000,000	12,082,332
6.625%, 12/01/2037	5,000,000	7,047,295
3.935%, 12/07/2049	11,426,000	12,335,622
RBC USA Holdco Corp.,
5.250%, 09/15/2020	2,025,000	2,084,993
Regions Financial Corp.:
3.200%, 02/08/2021	25,000,000	25,308,516
2.750%, 08/14/2022	8,800,000	8,916,225
Reliance Standard Life Global Funding II,
2.500%, 01/15/2020 (2)	6,940,000	6,945,127
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	8,584,912
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	10,650,000	10,791,752
3.875%, 09/12/2023 (1)	10,000,000	10,323,870
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	19,275,000	20,161,870
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	10,000,000	11,003,839
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	7,000,000	7,831,465
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	35,000,000	37,465,838
Santander Holdings USA, Inc.,
2.650%, 04/17/2020	2,000,000	2,003,792
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	4,866,000	4,881,260
3.125%, 01/08/2021 (1)	2,600,000	2,617,655
3.571%, 01/10/2023 (1)	5,000,000	5,071,455
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,250,000	5,624,001
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	6,174,219
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	21,921,000	23,277,036
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (1)(2)	15,000,000	15,022,200
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	8,000,000	8,086,417
Societe Generale SA:
2.500%, 04/08/2021 (1)(2)	10,225,000	10,251,691
3.250%, 01/12/2022 (1)(2)	8,000,000	8,135,051
4.250%, 09/14/2023 (1)(2)	8,000,000	8,488,160
5.000%, 01/17/2024 (1)(2)	20,000,000	21,496,407
3.875%, 03/28/2024 (1)	15,300,000	16,051,263
4.250%, 04/14/2025 (1)(2)	21,032,000	21,961,708
Standard Chartered PLC:
2.250%, 04/17/2020 (1)(2)	8,000,000	7,992,914
3.050%, 01/15/2021 (1)(2)	4,500,000	4,525,417
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	10,000,000	10,338,990
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	31,557,000	32,576,204
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	11,250,000	11,613,336
5.700%, 03/26/2044 (1)(2)	6,000,000	7,360,549
Stifel Financial Corp.,
4.250%, 07/18/2024	17,850,000	18,793,939
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 (1)	20,500,000	20,514,473
3.950%, 07/19/2023 (1)	1,850,000	1,965,346
Sumitomo Mitsui Financial Group, Inc.:
2.934%, 03/09/2021 (1)	5,950,000	6,003,166
2.442%, 10/19/2021 (1)	15,775,000	15,841,640
2.784%, 07/12/2022 (1)	10,000,000	10,144,740
3.102%, 01/17/2023 (1)	12,000,000	12,299,808
2.696%, 07/16/2024 (1)	12,000,000	12,133,883
2.448%, 09/27/2024 (1)	19,000,000	18,978,881
SunTrust Banks, Inc.:
2.900%, 03/03/2021	14,150,000	14,297,511
2.700%, 01/27/2022	12,800,000	12,942,935
3.300%, 05/15/2026	3,925,000	4,072,666
Svenska Handelsbanken AB,
2.400%, 10/01/2020 (1)	5,200,000	5,221,153
Swedbank AB,
2.200%, 03/04/2020 (1)(2)	6,468,000	6,469,176
Synchrony Financial:
3.750%, 08/15/2021	10,225,000	10,463,368
4.375%, 03/19/2024	1,538,000	1,632,014
4.250%, 08/15/2024	26,864,000	28,316,830
4.500%, 07/23/2025	23,127,000	24,680,841
3.950%, 12/01/2027	7,000,000	7,175,754
TD Ameritrade Holding Corp.:
2.950%, 04/01/2022	4,625,000	4,741,713
3.625%, 04/01/2025	7,000,000	7,444,043
Torchmark Corp.,
3.800%, 09/15/2022	12,475,000	12,823,905
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	27,305,000	29,610,748
6.125%, 08/15/2043 (1)	16,436,000	21,094,510
UBS AG,
2.988%, 06/01/2020 (3 Month LIBOR USD + 0.850%) (1)(3)	4,710,000	4,732,809
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	14,150,000	14,269,958
3.491%, 05/23/2023 (1)(2)	14,825,000	15,217,930
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	42,658,000	43,118,177
4.253%, 03/23/2028 (1)(2)	17,150,000	18,706,697
Voya Financial, Inc.:
3.125%, 07/15/2024	21,875,000	22,583,276
3.650%, 06/15/2026	5,800,000	6,078,462
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (2)	8,000,000	8,081,359
Wells Fargo & Co.:
2.500%, 03/04/2021	5,000,000	5,023,473
3.069%, 01/24/2023	10,000,000	10,183,450
3.486%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,075,537
3.000%, 02/19/2025	5,000,000	5,127,504
3.000%, 04/22/2026	8,000,000	8,202,859
3.900%, 05/01/2045	5,000,000	5,642,808
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	13,260,191
Westpac Banking Corp.:
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	8,350,000	8,827,115
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%) (1)(3)	10,000,000	10,439,771
4.421%, 07/24/2039 (1)	10,000,000	11,042,914
Willis North America, Inc.:
3.600%, 05/15/2024	9,000,000	9,352,395
2.950%, 09/15/2029	7,500,000	7,381,786
5.050%, 09/15/2048	10,200,000	11,915,404
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,879,000	14,549,138
Total Financials		3,997,195,105	17.8%
Total Corporate Bonds		8,791,078,100	39.2%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,333,308
California Housing Finance Agency:
3.656%, 02/01/2029 (Callable 08/01/2025)	19,650,000	20,908,189
2.794%, 08/01/2036 (Callable 08/01/2025)	8,220,000	8,233,810
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	8,127,797
City of Berwyn IL:
5.790%, 12/01/2022	2,480,000	2,581,358
5.790%, 12/01/2022	6,355,000	6,370,252
City of Vernon CA,
4.500%, 08/01/2022	7,265,000	7,716,956
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	1,004,772
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,337,086
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 10/31/2019)	3,150,000	3,198,541
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	3,545,000	3,631,037
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)	3,557,406	3,481,349
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	12,130,000	12,277,743
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	730,000	738,906
3.750%, 07/01/2034 (Callable 07/01/2023)	960,000	975,907
4.000%, 07/01/2036 (Callable 07/01/2025)	5,420,000	5,559,674
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	2,100,000	2,105,796
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,448,272
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,440,077
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,703,875
Total Municipal Bonds		103,174,705	0.5%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-94, Class G, 7.500%, 12/25/2019	20	20
Series 1990-58, Class J, 7.000%, 05/25/2020	71	72
Series 1990-76, Class G, 7.000%, 07/25/2020	934	940
Series 1990-105, Class J, 6.500%, 09/25/2020	964	976
Series 1990-108, Class G, 7.000%, 09/25/2020	225	227
Series 1991-1, Class G, 7.000%, 01/25/2021	578	587
Series 1991-86, Class Z, 6.500%, 07/25/2021	2,957	3,038
Series 1993-58, Class H, 5.500%, 04/25/2023	41,443	43,035
Series 1998-66, Class C, 6.000%, 12/25/2028	32,314	34,145
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	1,485	1,488
3.000%, 12/01/2026	750,142	770,761
2.500%, 04/01/2028	2,389,247	2,414,333
6.500%, 06/01/2029	102,697	114,762
3.000%, 04/01/2031	7,078,556	7,282,247
3.000%, 02/01/2032	65,554,841	67,502,765
3.500%, 05/01/2032	18,449,950	19,205,429
3.000%, 07/01/2032	15,899,413	16,372,281
3.500%, 07/01/2032	22,881,969	23,819,634
5.000%, 08/01/2033	4,442,314	4,908,863
3.500%, 01/01/2034	18,690,626	19,454,997
5.000%, 09/01/2035	9,391,988	10,378,377
5.500%, 01/01/2036	158,260	179,079
5.000%, 03/01/2036	4,048,570	4,471,897
6.000%, 12/01/2036	140,264	161,492
5.000%, 02/01/2038	2,220,655	2,453,071
5.500%, 05/01/2038	480,822	542,647
5.500%, 01/01/2039	9,728,722	11,004,246
4.500%, 11/01/2039	3,617,629	3,921,122
4.500%, 11/01/2039	4,155,683	4,504,505
4.500%, 12/01/2039	22,058,713	23,915,814
5.000%, 03/01/2040	871,751	963,905
4.500%, 08/01/2040	774,390	839,415
4.500%, 09/01/2040	2,937,782	3,184,484
4.000%, 01/01/2041	14,778,066	15,791,702
4.000%, 01/01/2041	28,939,149	30,928,165
4.500%, 03/01/2041	2,182,729	2,365,946
3.500%, 10/01/2041	9,181,175	9,648,198
4.000%, 03/01/2042	6,764,905	7,231,211
3.500%, 06/01/2042	4,646,939	4,883,706
3.500%, 07/01/2042	12,504,132	13,140,424
3.000%, 08/01/2042	16,515,223	17,027,337
3.000%, 10/01/2042	6,379,198	6,577,063
3.000%, 11/01/2042	34,544,562	35,616,934
3.500%, 12/01/2042	13,291,927	13,966,790
3.000%, 01/01/2043	12,418,892	12,708,372
3.000%, 01/01/2043	25,864,225	26,698,947
3.500%, 01/01/2043	20,508,970	21,553,214
3.000%, 02/01/2043	3,499,182	3,607,710
3.000%, 04/01/2043	8,741,024	9,012,103
3.000%, 04/01/2043	5,457,606	5,626,981
3.000%, 04/01/2043	15,314,616	15,789,340
3.500%, 04/01/2043	60,521,553	63,693,221
4.000%, 04/01/2043	18,695,892	20,263,166
3.500%, 05/01/2043	12,569,634	13,208,230
3.000%, 06/01/2043	17,995,126	18,539,321
3.000%, 08/01/2043	5,583,653	5,754,877
3.500%, 11/01/2043	9,698,010	10,190,985
3.500%, 01/01/2044	10,975,084	11,533,779
3.500%, 02/01/2044	39,007,936	40,993,886
4.000%, 03/01/2044	5,920,472	6,272,183
3.500%, 05/01/2044	39,991,208	42,029,864
4.000%, 05/01/2044	21,598,065	23,084,075
4.000%, 07/01/2044	4,933,880	5,216,857
3.500%, 10/01/2044	88,824,787	92,761,581
4.000%, 10/01/2044	11,764,161	12,457,306
3.500%, 01/01/2045	27,579,358	28,981,969
4.500%, 01/01/2045	32,957,493	35,713,953
3.500%, 06/01/2045	20,194,325	21,272,279
3.500%, 07/01/2045	79,407,498	83,381,569
3.000%, 10/01/2045	39,556,779	40,784,101
4.000%, 10/01/2045	7,913,473	8,352,166
4.000%, 11/01/2045	16,058,854	16,949,239
3.000%, 01/01/2046	82,177,117	84,771,513
3.500%, 01/01/2046	37,694,928	39,468,434
4.000%, 02/01/2046	79,709,108	85,002,947
4.000%, 02/01/2046	17,709,032	18,683,438
4.000%, 04/01/2046	11,169,111	11,828,202
3.500%, 05/01/2046	10,667,183	11,099,903
3.000%, 08/01/2046 (9)	37,112,031	38,032,968
3.500%, 08/01/2046	33,718,163	35,538,308
3.000%, 10/01/2046	67,098,847	68,891,336
3.000%, 10/01/2046	62,542,043	64,367,420
4.000%, 01/01/2047	61,292,747	65,476,695
4.500%, 04/01/2047	61,359,797	64,995,446
3.000%, 05/01/2047	65,658,903	67,412,405
4.000%, 09/01/2047	32,171,115	33,645,464
4.000%, 08/01/2048	49,149,109	51,887,328
Federal Home Loan Mortgage Corp. (FHLMC):
Series 141, Class D, 5.000%, 05/15/2021	87	87
Series 1081, Class K, 7.000%, 05/15/2021	10,308	10,525
Series 163, Class F, 6.000%, 07/15/2021 (4)	1,131	1,142
Series 188, Class H, 7.000%, 09/15/2021	1,034	1,036
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	13,271	13,688
3.000%, 04/01/2027	6,159,612	6,325,689
2.500%, 12/01/2027	8,047,928	8,128,034
2.500%, 05/01/2028	10,927,308	11,069,448
5.000%, 05/01/2028	157,328	168,111
3.000%, 11/01/2028	20,573,760	21,151,613
4.500%, 08/01/2029	1,240,288	1,321,525
4.500%, 09/01/2029	1,431,467	1,525,214
2.500%, 04/01/2030	4,064,526	4,114,742
2.500%, 05/01/2030	12,671,060	12,829,359
3.500%, 11/01/2030	33,848,630	35,395,472
3.000%, 12/01/2030	13,135,316	13,518,215
3.000%, 12/01/2030	20,866,404	21,474,922
2.500%, 09/01/2031	45,499,468	46,128,515
3.500%, 01/01/2032	45,396,504	47,227,798
2.500%, 02/01/2032	7,363,041	7,459,271
3.000%, 09/01/2032	2,959,850	3,054,178
6.000%, 03/01/2033	39,206	45,099
3.500%, 10/01/2033	21,427,756	22,289,975
4.500%, 10/01/2033	14,858,623	15,972,068
5.000%, 10/01/2033	16,201,576	17,884,869
3.000%, 11/01/2033	92,354,306	95,298,935
5.000%, 11/01/2033	45,633	50,376
4.000%, 01/01/2034	6,762,675	7,162,265
5.500%, 04/01/2034	5,505,227	6,224,993
4.000%, 06/01/2034	8,991,596	9,523,120
4.000%, 09/01/2034	10,682,758	11,314,218
5.500%, 09/01/2034	144,443	163,348
6.000%, 11/01/2034	39,240	45,156
3.500%, 01/01/2035	61,397,730	63,504,591
5.500%, 02/01/2035	492,196	556,633
5.000%, 07/01/2035	4,216,419	4,654,386
5.000%, 10/01/2035	2,074,393	2,290,166
5.000%, 02/01/2036	3,009,288	3,323,163
5.500%, 11/01/2036	190,625	215,544
2.500%, 12/01/2036	30,029,785	30,161,959
5.500%, 04/01/2037	1,231,982	1,377,796
4.000%, 05/01/2037	47,773,776	50,121,682
2.500%, 04/01/2038	66,214,162	66,790,498
4.000%, 04/01/2039	11,990,327	12,806,775
4.500%, 04/01/2039	15,118,186	16,476,655
5.000%, 06/01/2039	14,555,554	16,004,688
5.000%, 06/01/2039	9,903,973	10,931,531
4.500%, 11/01/2039	203,286	220,062
4.000%, 08/01/2040	1,511,746	1,614,578
3.500%, 12/01/2040	9,429,203	9,902,826
4.000%, 12/01/2040	9,124,489	9,744,665
3.500%, 02/01/2041	14,599,662	15,333,364
4.000%, 02/01/2041	21,467,251	22,930,814
4.500%, 02/01/2041	54,881,853	59,499,289
3.500%, 03/01/2041	21,173,203	22,236,891
4.500%, 05/01/2041	7,667,759	8,306,908
4.000%, 06/01/2041	17,095,972	18,254,950
4.500%, 07/01/2041	7,878,253	8,537,451
5.000%, 07/01/2041	11,144,061	12,300,936
3.500%, 09/01/2041	21,555,815	22,638,877
4.000%, 09/01/2041	2,324,760	2,483,033
4.000%, 10/01/2041	6,441,514	6,881,678
3.500%, 11/01/2041	8,450,132	8,874,536
3.500%, 12/01/2041	36,999,505	38,860,122
4.000%, 12/01/2041	9,364,410	10,003,333
4.000%, 01/01/2042	11,637,274	12,429,788
4.500%, 01/01/2042	11,296,571	12,239,676
4.000%, 02/01/2042	43,026,058	45,965,606
3.000%, 04/01/2042 (9)	59,393,697	61,159,786
3.000%, 05/01/2042	8,278,164	8,528,587
3.500%, 07/01/2042	94,817,345	99,597,501
3.500%, 08/01/2042	8,562,412	8,994,144
4.000%, 08/01/2042	15,711,055	16,783,842
3.000%, 10/01/2042	19,208,822	19,877,500
3.000%, 03/01/2043	34,831,029	35,892,857
3.000%, 03/01/2043	6,037,889	6,221,809
3.000%, 05/01/2043	20,110,321	20,722,953
3.000%, 05/01/2043	33,676,783	34,734,521
3.500%, 05/01/2043	36,084,420	38,040,313
3.000%, 06/01/2043	8,520,015	8,779,774
3.000%, 07/01/2043	3,244,854	3,343,783
4.000%, 07/01/2043	30,304,980	32,366,190
3.000%, 08/01/2043	5,383,992	5,542,317
3.500%, 09/01/2043	52,591,280	55,214,993
4.500%, 09/01/2043	12,290,060	13,295,496
3.500%, 10/01/2043	57,344,624	60,228,531
3.000%, 11/01/2043	27,515,348	28,353,386
4.000%, 11/01/2043	8,538,374	9,090,079
4.000%, 01/01/2045	8,042,297	8,495,016
3.500%, 02/01/2045	40,133,313	42,147,191
4.000%, 02/01/2045	20,536,904	21,921,171
3.500%, 04/01/2045	29,735,146	31,117,556
4.000%, 10/01/2045	8,816,096	9,308,206
4.000%, 11/01/2045	34,296,328	36,167,731
3.500%, 12/01/2045	34,625,426	36,031,196
4.500%, 02/01/2046	32,884,746	35,598,904
3.000%, 05/01/2046	15,170,789	15,605,034
3.500%, 05/01/2046	58,616,022	60,956,634
3.000%, 07/01/2046	9,887,102	10,170,115
4.500%, 08/01/2046	28,800,159	30,966,227
3.500%, 09/01/2046	5,766,207	6,070,579
3.000%, 11/01/2046	27,197,338	27,857,986
3.000%, 11/01/2046	50,366,489	51,898,537
3.500%, 11/01/2046	54,044,275	56,294,395
4.000%, 08/01/2047	77,421,495	81,358,796
4.000%, 11/01/2047	48,593,504	50,872,697
4.500%, 11/01/2047	19,014,094	20,089,451
4.000%, 12/01/2047	55,774,645	58,431,596
3.500%, 01/01/2048	17,484,542	18,088,816
4.000%, 04/01/2048	25,943,605	27,118,923
4.000%, 07/01/2048	32,795,114	35,006,142
4.000%, 09/01/2048	44,337,681	46,128,334
4.500%, 11/01/2048	64,914,387	68,533,642
4.500%, 01/01/2049	31,481,517	33,748,726
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	37,977	43,960
5.000%, 07/20/2040	1,722,894	1,905,066
3.500%, 10/20/2041	7,900,756	8,390,468
3.500%, 01/15/2042	13,631,453	14,346,464
4.000%, 06/20/2042	8,904,234	9,493,298
3.500%, 09/20/2042	3,459,244	3,673,678
3.500%, 01/20/2043	62,912,661	66,812,669
4.000%, 10/20/2043	13,801,168	14,712,983
4.000%, 09/20/2044	50,223,983	53,476,279
4.000%, 01/20/2045	10,767,059	11,452,094
3.500%, 03/20/2045	16,675,262	17,512,778
3.000%, 04/20/2045	27,189,011	28,034,010
3.500%, 04/20/2045	32,700,967	34,202,509
4.000%, 08/20/2045	10,897,754	11,580,539
4.500%, 01/20/2046	15,058,463	16,085,191
4.000%, 04/20/2046	11,714,664	12,436,138
4.000%, 05/20/2046	28,827,908	30,572,501
5.000%, 04/20/2047	2,724,762	2,926,577
4.500%, 06/20/2047	52,901,062	55,595,018
4.500%, 07/20/2047	13,034,679	13,768,719
Total U.S. Government Agency Issues		4,772,302,569	21.3%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	38,045	38,077
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	330,071	326,252
Series 2006-J5, Class 3A1, 4.236%, 07/25/2021 (4)	68,759	66,213
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	53,592	53,671
Series 2004-8CB, Class A, 2.558%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	4,587,124	4,603,773
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	584,459	469,635
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 2.358%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	2,028,699	2,031,740
Series 2005-W5, Class A1, 2.253%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	27,489,789	27,377,312
Arroyo Mortgage Trust:
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	23,410,733	23,835,053
2.962%, 10/25/2048 (2)(4)	31,526,327	31,760,489
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A3, 2.218%, 01/25/2036 (1 Month LIBOR USD + 0.200%) (3)	3,530,225	3,519,646
Series 2006-HE1, Class A1, 2.233%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	1,874,849	1,871,283
Series 2006-HE3, Class A2, 2.183%, 03/25/2036 (1 Month LIBOR USD + 0.165%) (3)	10,290,281	10,202,207
Series 2006-HE6, Class A1, 2.163%, 11/25/2036 (1 Month LIBOR USD + 0.145%) (3)	22,636,272	22,151,243
Banc of America Alternative Loan Trust:
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	27,027	27,171
Series 2007-1, Class 1A1, 5.355%, 04/25/2022 (4)	230,717	229,446
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	137,139	139,396
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (6)	81,465	79,913
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	297,023	295,504
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037 (7)	297,212	297,100
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (7)	1,437,760	1,405,254
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 2.618%, 06/25/2034 (1 Month LIBOR USD + 0.600%) (3)	1,162,890	1,168,871
Series 2005-4, Class 1A1, 2.458%, 04/25/2035 (1 Month LIBOR USD + 0.440%) (3)	2,690,844	2,689,003
Series 2005-7, Class 12A1, 2.558%, 08/25/2035 (1 Month LIBOR USD + 0.540%) (3)	4,160,992	4,173,642
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	158,480	164,932
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 4.295%, 09/25/2036 (4)(6)	1,043,025	998,884
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	132,119	135,033
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	26,050	26,145
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 4.536%, 02/25/2033 (4)(6)	427,318	403,224
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (7)	184,417	184,223
Series 2005-1, Class AF6, 4.923%, 06/25/2035 (4)	75,541	76,761
Series 2006-10, Class 1AF3, 4.324%, 12/25/2035 (4)(6)	496,483	466,896
Series 2005-10, Class AF6, 4.404%, 12/25/2035 (4)	103,081	105,545
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 4.486%, 11/25/2033 (4)	5,362,474	5,539,302
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	18,065	18,158
Series 2005-17, Class 1AF5, 4.235%, 03/25/2036 (4)	168,668	169,606
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.150%, 04/25/2034 (7)	1,503	1,532
First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 2.318%, 01/25/2036 (1 Month LIBOR USD + 0.300%) (3)	697,628	698,333
Series 2006-FF1, Class 2A4, 2.358%, 01/25/2036 (1 Month LIBOR USD + 0.340%) (3)	5,004,963	5,017,358
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	41,531	39,907
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022 (6)	194,539	156,630
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 2.163%, 05/25/2036 (1 Month LIBOR USD + 0.145%) (3)	21,328,982	20,857,605
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	184	188
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035 (7)	259	260
GSAA Home Equity Trust,
Series 2004-6, Class A1, 2.818%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	879,618	874,962
GSAMP Trust:
Series 2005-WMC2, Class A1B, 2.638%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	4,566,759	4,578,036
Series 2005-WMC2, Class A2C, 2.718%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	4,256,527	4,266,096
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 2.258%, 07/25/2035 (1 Month LIBOR USD + 0.240%) (3)	1,778,215	1,777,314
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	416	415
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.836%, 09/25/2034 (7)	72,617	77,012
Series 2004-5, Class 1A2, 2.718%, 10/25/2034 (1 Month LIBOR USD + 0.700%) (3)	2,993,814	3,026,086
Series 2004-6, Class 1A1, 2.818%, 10/25/2034 (1 Month LIBOR USD + 0.800%) (3)	2,597,572	2,593,143
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 4.286%, 03/25/2036 (4)(6)	253,204	240,095
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.148%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	1,131,995	1,130,540
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 4.420%, 07/25/2035 (4)	709,904	718,544
Series 2007-A1, Class 5A2, 4.581%, 07/25/2035 (4)	2,211,820	2,261,804
Series 2007-A1, Class 5A5, 4.581%, 07/25/2035 (4)	3,349,053	3,431,011
Series 2006-A7, Class 2A2, 4.108%, 01/25/2037 (4)(6)	121,715	116,863
Series 2006-A7, Class 2A4R, 4.108%, 01/25/2037 (4)(6)	520,020	500,786
Series 2007-A2, Class 2A3, 4.399%, 04/25/2037 (4)	1,335,452	1,252,296
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 2.618%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	3,190,307	3,195,496
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 3.958%, 12/25/2029 (4)	4,818,205	4,904,676
Series 2005-A10, Class A, 2.228%, 02/25/2036 (1 Month LIBOR USD + 0.210%) (3)	13,178,358	12,858,931
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%, 04/25/2058 (2)(4)	8,334,067	8,609,081
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 4.414%, 09/25/2034 (4)	2,190,642	2,279,051
MortgageIT Trust:
Series 2005-2, Class 1A1, 2.538%, 05/25/2035 (1 Month LIBOR USD + 0.520%) (3)	1,144,342	1,160,908
Series 2005-3, Class A1, 2.618%, 08/25/2035 (1 Month LIBOR USD + 0.600%) (3)	2,985,879	2,978,572
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.248%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	4,238,343	4,233,735
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	12,360,760	12,873,824
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	14,658,754	15,188,417
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (2)(4)	23,190,625	24,189,918
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	12,724,001	13,197,290
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A2, 2.168%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	628,847	628,292
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 10/25/2019 (6)	7,600	7,352
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	3,053	3,067
RASC Series Trust,
Series 2006-KS4, Class A4, 2.258%, 06/25/2036 (1 Month LIBOR USD + 0.240%) (3)	3,929,214	3,924,821
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)	2,487,428	1,101,685
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 2.688%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,207,482	1,205,403
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 4.225%, 09/25/2034 (4)	2,589,646	2,635,007
Structured Asset Securities Corp.:
Series 2005-WF1, Class A3, 2.678%, 02/25/2035 (1 Month LIBOR USD + 0.660%) (3)	1,092,385	1,092,737
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (7)	13,910	14,267
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 2.168%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	10,850,685	10,672,972
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.178%, 10/25/2043 (4)	10,637,920	10,955,200
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	3,783,908	3,811,164
Series 2015-5, Class A1, 3.500%, 05/25/2055 (2)(4)	2,365,170	2,387,876
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	1,341,998	1,336,554
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	7,419,205	7,479,133
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	6,683,171	6,676,325
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	33,231,197	33,534,444
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	37,228,427	37,583,378
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	33,628,862	34,514,195
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	23,352,750	24,492,123
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	3,465,657	3,552,297
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	5,911	5,889
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 (6)	5,613,501	6,093,940
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	2,675,974	2,891,964
Series 2004-AR14, Class A1, 4.400%, 01/25/2035 (4)	7,004,546	7,244,474
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 4.927%, 06/25/2035 (4)	9,593,222	9,987,101
Total Non-U.S. Government Agency Issues		520,218,978	2.3%
Total Residential Mortgage-Backed Securities		5,292,521,547	23.6%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	9,908,911	10,438,832
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	18,216,315
Series K721, Class A2, 3.090%, 08/25/2022 (4)	25,545,000	26,125,135
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	48,634,901
Series K029, Class A2, 3.320%, 02/25/2023	27,398,000	28,537,053
Series K723, Class A2, 2.454%, 08/25/2023	28,425,000	28,830,073
Series K037, Class A2, 3.490%, 01/25/2024	69,525,000	73,473,707
Series K048, Class A2, 3.284%, 06/25/2025 (4)	60,430,000	64,361,292
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,739,000	88,428,489
Series K734, Class A2, 3.208%, 02/25/2026	21,500,000	22,836,122
Series K057, Class A2, 2.570%, 07/25/2026	21,420,000	22,110,043
Series K058, Class A2, 2.653%, 08/25/2026	19,865,000	20,629,308
Series K063, Class A2, 3.430%, 01/25/2027 (4)	63,971,857	69,587,134
Series K064, Class A2, 3.224%, 03/25/2027	51,995,903	55,882,384
Series K065, Class A2, 3.243%, 04/25/2027	28,200,000	30,383,238
Series K066, Class A2, 3.117%, 06/25/2027	11,100,000	11,873,040
Series K067, Class A2, 3.194%, 07/25/2027	29,587,841	31,825,522
Series K068, Class A2, 3.244%, 08/25/2027	9,000,000	9,711,040
Series K069, Class A2, 3.187%, 09/25/2027 (4)	23,130,000	24,867,385
Series K071, Class A2, 3.286%, 11/25/2027	23,025,000	24,913,531
Series K077, Class A2, 3.850%, 05/25/2028 (4)	68,650,000	77,186,682
Series K156, Class A3, 3.700%, 06/25/2033 (4)	11,088,000	12,564,818
Total U.S. Government Agency Issues		801,416,044	3.6%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	26,535,000	28,796,188
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	33,847,000	36,493,192
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	80,508,000	87,149,677
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060	17,171,000	18,379,107
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/12/2049	45,910,000	47,045,028
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	34,503,388	35,552,712
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	6,561,373	6,957,812
Series 2014-GC25, Class A4, 3.635%, 10/10/2047	16,828,590	17,946,307
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	43,114,824	44,997,148
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	7,488,584	7,683,513
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	22,854,922	24,055,633
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	20,250,536	20,701,908
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	23,113,096	24,597,798
Series 2014-CR15, Class ASB, 3.595%, 02/12/2047	11,617,885	11,970,308
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	15,289,828	16,364,337
Series 2013-CR11, Class A3, 3.983%, 08/12/2050	10,259,313	10,906,726
DBJPM Mortgage Trust,
Series 2016-C3, Class ASB, 2.756%, 08/12/2049	10,360,000	10,574,677
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	38,178,358	38,892,392
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	25,000,000	26,816,043
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	17,452,913	17,898,861
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	6,967,620	7,029,599
Series 2012-LC9, Class A5, 2.840%, 12/17/2047	14,450,059	14,711,537
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/17/2045	3,142,615	3,179,377
Series 2013-C12, Class A5, 3.664%, 07/17/2045	6,835,000	7,180,912
Series 2013-C15, Class A4, 4.096%, 11/17/2045	1,751,100	1,865,168
Series 2013-C17, Class A3, 3.928%, 01/17/2047	3,382,847	3,589,870
Series 2013-C17, Class A4, 4.199%, 01/17/2047	17,276,000	18,625,453
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	9,999,982	10,278,312
Series 2014-C25, Class ASB, 3.407%, 11/18/2047	9,008,000	9,272,772
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	37,925,000	38,840,217
Series 2012-C6, Class A4, 2.858%, 11/15/2045	22,691,492	23,055,284
Series 2013-C10, Class A3, 3.967%, 07/17/2046 (4)	6,438,840	6,829,495
Series 2013-C12, Class A3, 3.973%, 10/17/2046	17,280,595	18,329,440
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	12,500,000	12,961,464
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048	18,198,000	18,775,513
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048	21,300,000	22,113,822
Series 2015-SG1, Class A4, 3.789%, 09/17/2048	15,564,000	16,764,663
Series 2015-P2, Class A3, 3.541%, 12/15/2048	46,750,000	50,002,879
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	26,735,220	27,261,051
Series 2013-C13, Class ASB, 2.654%, 05/17/2045	5,404,211	5,462,560
Series 2013-C18, Class A4, 3.896%, 12/17/2046	12,900,000	13,753,291
Series 2014-C21, Class A5, 3.678%, 08/16/2047	32,169,000	34,186,257
Series 2014-C24, Class A4, 3.343%, 11/18/2047	36,730,000	38,428,153
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	6,920,000	7,169,433
Total Non-U.S. Government Agency Issues		943,445,889	4.2%
Total Commercial Mortgage-Backed Securities		1,744,861,933	7.8%

Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	8,691,000	12,301,394
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	41,723	41,945
Series 1998-7, Class A1, 6.320%, 05/01/2029	7,842,854	8,056,577
Series 1998-3, Class A5, 6.220%, 03/01/2030	156,903	162,447
Series 1998-4, Class A5, 6.180%, 04/01/2030	1,008,517	1,040,439
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	28,860,000	28,941,307
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	43,505,000	43,479,154
Series 2017-1, Class A, 2.620%, 08/15/2028 (2)	2,400,000	2,429,876
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	38,742,000	40,974,485
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	40,550,000	42,233,518
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (2)	14,100,000	14,156,118
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	13,313	13,532
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	20,555,000	20,599,625
SoFi Consumer Loan Program LLC:
Series 2017-6, Class A2, 2.820%, 11/25/2026 (2)	12,885,293	12,918,139
Series 2018-3, Class A2, 3.670%, 08/25/2027 (2)	20,465,000	20,757,707
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	47,621,000	48,640,866
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	35,620,000	36,407,925
Verizon Owner Trust,
Series 2019-B, Class A1A, 2.330%, 12/20/2023	37,825,000	38,124,305
Total Asset Backed Securities		371,279,359	1.7%
Total Long-Term Investments (Cost $21,042,884,309)		21,968,442,779	98.1%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 1.89% (5)	699,094,885	699,094,885
Total Short-Term Investment (Cost $699,094,885)		699,094,885	3.1%
Total Investments (Cost $21,741,979,194)		22,667,537,664	101.2%
Liabilities in Excess of Other Assets		(264,956,570)	(1.2)%
TOTAL NET ASSETS		$22,402,581,094	100.0%

Notes to Schedule of Investments
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund's liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2019, the value of these securities total $3,364,473,811, which represents 15.02% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2019.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2019.
(8)	Security in default.
(9)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.

Baird Aggregate Bond Fund
Schedule of Investments, September 30, 2019 (Unaudited)
Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$5,516,814,836	$–	$5,516,814,836
Other Government Related Securities	–	148,712,299	–	148,712,299
Corporate Bonds	–	8,791,078,100	–	8,791,078,100
Municipal Bonds	–	103,174,705	–	103,174,705
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	4,772,302,569	–	4,772,302,569
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	520,218,978	–	520,218,978
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	801,416,044	–	801,416,044
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	943,445,889	–	943,445,889
Asset Backed Securities	–	371,279,359	–	371,279,359
Total Long-Term Investments	–	21,968,442,779	–	21,968,442,779
Short-Term Investment
Money Market Mutual Fund	699,094,885	–	–	699,094,885
Total Short-Term Investment	699,094,885	–	–	699,094,885
Total Investments	$699,094,885	$21,968,442,779	$–	$22,667,537,664

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.